Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Schedule of Detailed Information about Property, Plant and Equipment
Changes in the Group’s property, plant and equipment, net in 2025 and 2024 were as follows:

	Farmlands	Farmland improvements	Buildings and facilities	Machinery, equipment, furniture and fittings	Bearer plants	Others	Work in progress	Total
At January 1, 2024
Fair value for farmlands / Cost	694,202	43,426	527,977	1,080,418	966,167	33,630	20,811	3,366,631
Accumulated depreciation	—	(31,781)	(286,821)	(883,423)	(590,325)	(24,716)	—	(1,817,066)
Net book amount	694,202	11,645	241,156	196,995	375,842	8,914	20,811	1,549,565
At December 31, 2024
Opening net book amount	694,202	11,645	241,156	196,995	375,842	8,914	20,811	1,549,565
Exchange differences	410,088	4,793	55,872	(4,666)	(86,586)	5,160	1,755	386,416
Additions	—	—	17,282	66,997	144,484	5,708	39,605	274,076
Revaluation surplus	(413,798)	—	—	—	—	—	—	(413,798)
Transfers	—	2,900	24,871	7,348	—	124	(35,243)	—
Disposals	(13,732)	(8)	(3,094)	(4,351)	(2,199)	(136)	—	(23,520)
Reclassification to non-income tax credits (*)	—	—	—	(307)	—	—	—	(307)
Depreciation	—	(3,937)	(32,332)	(80,901)	(103,971)	(2,702)	—	(223,843)
Closing net book amount	676,760	15,393	303,755	181,115	327,570	17,068	26,928	1,548,589

	Farmlands	Farmland improvements	Buildings and facilities	Machinery, equipment, furniture and fittings	Bearer plants	Others	Work in progress	Total
At December 31, 2024
Fair value for farmlands / Cost	676,760	51,111	622,908	1,145,439	1,021,866	44,487	26,928	3,589,499
Accumulated depreciation	—	(35,718)	(319,153)	(964,324)	(694,296)	(27,419)	—	(2,040,910)
Net book amount	676,760	15,393	303,755	181,115	327,570	17,068	26,928	1,548,589
Year ended December 31, 2025
Opening net book amount	676,760	15,393	303,755	181,115	327,570	17,068	26,928	1,548,589
Exchange differences	(26,678)	(6,032)	(9,882)	20,370	42,066	(904)	500	19,440
Additions	—	—	11,090	51,149	131,974	3,250	66,298	263,761
Revaluation surplus	64,226	—	—	—	—	—	—	64,226
Acquisition of subsidiaries (Note 21)	—	—	1,211,092	599	—	9,888	81,492	1,303,071
Reclassification from investment property	10,571	—	—	—	—	—	—	10,571
Transfers	—	9,553	21,509	8,017	—	(206)	(38,873)	—
Disposals	—	(3)	(937)	(2,210)	—	(76)	—	(3,226)
Reclassification to non-income tax credits (*)	—	—	—	(326)	—	—	—	(326)
Depreciation	—	(3,231)	(37,915)	(64,157)	(86,774)	(3,678)	—	(195,755)
Closing net book amount	724,879	15,680	1,498,712	194,557	414,836	25,342	136,345	3,010,351
At December 31, 2025
Fair value for farmlands / Cost	724,879	54,629	1,855,780	1,223,038	1,195,906	56,437	136,345	5,247,014
Accumulated depreciation	—	(38,949)	(357,068)	(1,028,481)	(781,070)	(31,095)	—	(2,236,663)
Net book amount	724,879	15,680	1,498,712	194,557	414,836	25,342	136,345	3,010,351

(*) Brazilian federal tax law allows entities to take a percentage of the total cost of the assets purchased as a tax credit. As of December 31, 2025 and 2024, ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) tax credits were reclassified to trade and other receivables.

Depreciation is calculated using the straight-line method to allocate their cost over the estimated useful lives. Farmlands are not depreciated, except for bearer plants.

Farmland improvements	5-25 years
Buildings and facilities (*)	3-50 years
Furniture and fittings	10 years
Computer equipment	3-5 years
Machinery and equipment (**)	4-10 years
Bearer plants	6 - based on productivity
(*) Includes fertilizers complex.
(**) Includes vehicles (4-5 years).